LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Total operating lease expenses	$ 11,086	$ 16,799	$ 15,634
Short term lease expenses	661	1,234	1,219
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	6,093	6,273
Right-of-use assets obtained in exchange for new lease obligations:	$ 3,371	$ 690
Weighted average remaining lease term	5 years 9 months 14 days	6 years 4 months 17 days
Weighted average discount rate	6.04%	6.41%
Discontinued Operations [Member]
Lessee, Lease, Description [Line Items]
Total operating lease expenses	$ 4,439	$ 10,355	9,222
Short term lease expenses	$ 428	$ 1,234	$ 1,219